5. STOCK COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
5. STOCK COMPENSATION

NOTE 5: STOCK COMPENSATION

Compensation costs related to share-based payment transactions, including employee stock options, are recognized in the financial statements utilizing the straight line method for the cost of these awards. The Company's results for the three month periods ended September 30, 2014 and 2013 include employee share-based compensation expense totaling approximately $504,000 and $332,000, respectively. The Company's results for the nine month periods ended September 30, 2014 and 2013 include employee share-based compensation expense totaling approximately $2,146,200 and $1,383,600, respectively. Such amounts have been included in the Condensed Consolidated Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses. The following table summarizes stock-based compensation expense for the three and nine months ended September 30, 2014 and 2013:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Employee stock-based compensation - option grants	$430,466	$51,928	$1,343,803	$175,248
Employee stock-based compensation - stock grants	–	–	–	–
Non-Employee stock-based compensation - option grants	73,502	55,055	110,008	284,655
Non-Employee stock-based compensation - stock grants	–	186,904	370,748	812,401
Non-Employee stock-based compensation-stock warrant		38,110	321,603	111,334
Total	$503,968	$331,997	$2,146,162	$1,383,638

The Company's results for the years ended December 31, 2013 and 2012 include employee share-based compensation expense totaling $1,765,074 and $1,481,242, respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the years ended December 31, 2013 and 2012:

	Years Ended December 31,
	2013	2012
Employee stock based compensation-option grants	$258,511	$238,500
Employee stock based compensation-stock grants	–	13,500
Non-Employee stock based compensation-option grants	347,138	297,011
Non-Employee stock based compensation-stock grants	1,048,091	881,547
Non-Employee stock based compensation-stock warrant	111,334	50,684
	$1,765,074	$1,481,242